Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000016760
Account Value [Line Items]
Accumulated Value		$ 9,425		$ 9,489		$ 9,335		$ 9,232		$ 9,368		$ 9,541		$ 9,681		$ 9,814		$ 9,987		$ 10,193		$ 10,200		$ 10,440			$ 10,466		$ 10,619		$ 10,706		$ 10,772		$ 10,920		$ 11,299		$ 10,845		$ 10,764		$ 10,812		$ 10,744		$ 10,649		$ 10,785		$ 10,737		$ 10,737		$ 10,034		$ 10,095		$ 9,658		$ 10,265		$ 10,459		$ 10,597		$ 10,852		$ 10,459		$ 10,956		$ 10,935		$ 10,797		$ 10,977		$ 11,204		$ 11,439		$ 11,768		$ 11,656		$ 10,912		$ 9,520		$ 10,324		$ 10,688	$ 10,912	$ 11,418	$ 11,924	$ 11,574	$ 11,388	$ 12,512	$ 13,023	$ 13,045	$ 13,333	$ 13,659	$ 14,174	$ 14,394	$ 14,568	$ 14,629	$ 15,007	$ 14,280	$ 15,113	$ 14,954	$ 15,676	$ 14,858	$ 14,393	$ 14,807	$ 13,554	$ 13,645	$ 12,634	$ 13,564	$ 13,069	$ 11,987	$ 13,049	$ 13,716	$ 13,104	$ 13,791	$ 13,442	$ 13,801	$ 14,079	$ 13,976	$ 14,725	$ 15,135	$ 14,941	$ 14,356	$ 14,232	$ 15,330	$ 15,880	$ 16,203	$ 16,857	$ 17,398	$ 16,743	$ 17,450	$ 17,928	$ 18,136	$ 18,562	$ 18,873	$ 18,686	$ 19,591	$ 19,037	$ 19,698	$ 19,582	$ 18,628	$ 18,408	$ 19,456	$ 20,442	$ 20,904	$ 21,313	$ 22,026	$ 22,697	$ 22,939	$ 22,959	$ 23,329	$ 23,011	$ 21,785	$ 24,069	$ 25,391	$ 25,412	$ 25,740	$ 26,364
C000016763
Account Value [Line Items]
Accumulated Value		10,000		10,069		9,896		9,779		9,917		10,094		10,242		10,370		10,546		10,758		10,765		11,006			11,027		11,182		11,267		11,331		11,478		11,862		11,385		11,292		11,342		11,257		11,150		11,285		11,228		11,221		10,479		10,536		10,077		10,705		10,900		11,030		11,290		10,871		11,384		11,355		11,204		11,384		11,615		11,847		12,184		12,060		11,288		9,843		10,662		11,033	11,257	11,774	12,284	11,921	11,712	12,864	13,384	13,400	13,681	14,008	14,524	14,734	14,906	14,953	15,335	14,586	15,429	15,249	15,976	15,130	14,649	15,067	13,782	13,865	12,831	13,761	13,249	12,152	13,218	13,886	13,255	13,940	13,582	13,940	14,203	14,098	14,835	15,245	15,045	14,445	14,308	15,403	15,940	16,257	16,903	17,432	16,765	17,464	17,940	18,131	18,554	18,850	18,649	19,538	18,976	19,623	19,495	18,531	18,297	19,326	20,301	20,746	21,128	21,838	22,485	22,708	22,708	23,068	22,729	21,508	23,758	25,043	25,043	25,361	25,945
C000016764
Account Value [Line Items]
Accumulated Value		10,000		10,068		9,911		9,802		9,945		10,136		10,284		10,426		10,616		10,836		10,850		11,104			11,132		11,295		11,394		11,472		11,623		12,026		11,551		11,464		11,522		11,450		11,349		11,500		11,450		11,450		10,701		10,773		10,312		10,961		11,167		11,315		11,587		11,174		11,705		11,690		11,543		11,735		11,985		12,236		12,591		12,471		11,682		10,192		11,053		11,451	11,690	12,232	12,774	12,407	12,208	13,419	13,970	14,002	14,303	14,661	15,214	15,449	15,645	15,710	16,124	15,344	16,246	16,076	16,859	15,980	15,482	15,937	14,582	14,690	13,606	14,604	14,072	12,923	14,061	14,777	14,124	14,863	14,499	14,886	15,183	15,084	15,890	16,342	16,132	15,503	15,371	16,563	17,164	17,512	18,229	18,811	18,106	18,879	19,405	19,629	20,100	20,436	20,234	21,220	20,631	21,345	21,232	20,189	19,951	21,096	22,173	22,683	23,125	23,907	24,644	24,905	24,933	25,345	25,001	23,673	26,170	27,601	27,636	28,002	28,678
C000239806
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value	$ 1,000,000		$ 956,531		$ 1,006,599		$ 981,939		$ 1,008,094		$ 1,028,271		$ 1,020,798		$ 1,076,097		$ 1,106,736		$ 1,092,538		$ 1,049,942		$ 1,040,975			$ 1,121,682		$ 1,162,428		$ 1,185,950		$ 1,234,510		$ 1,273,966		$ 1,226,164		$ 1,278,519		$ 1,313,422		$ 1,329,356		$ 1,361,224		$ 1,383,987		$ 1,370,329		$ 1,437,101		$ 1,397,212		$ 1,445,577		$ 1,437,900		$ 1,367,272		$ 1,351,918		$ 1,428,688		$ 1,502,387		$ 1,536,166		$ 1,566,106		$ 1,619,845		$ 1,668,978		$ 1,687,403		$ 1,689,295		$ 1,716,517		$ 1,693,184		$ 1,603,741		$ 1,772,515		$ 1,869,735		$ 1,872,069		$ 1,896,957		$ 1,942,845
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		10,002		9,819		10,183		10,384		10,581		11,001		11,014		11,127		11,284		11,354		11,588			11,623		11,863		12,140		12,512		12,651		13,376		12,883		12,555		12,604		12,907		12,987		13,470		13,909		13,988		13,032		13,297		12,097		13,066		13,486		13,748		14,304		13,395		14,339		14,545		14,315		14,583		14,899		15,440		15,906		15,899		14,591		12,788		14,428		15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,565	22,442	21,970	23,976	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,322	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		10,002		9,819		10,183		10,384		10,581		11,001		11,014		11,127		11,284		11,354		11,588			11,623		11,863		12,140		12,512		12,651		13,376		12,883		12,555		12,604		12,907		12,987		13,470		13,909		13,988		13,032		13,297		12,097		13,066		13,486		13,748		14,304		13,395		14,339		14,545		14,315		14,583		14,899		15,440		15,906		15,899		14,591		12,788		14,428		15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,565	22,442	21,970	23,976	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,322	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,002		$ 9,819		$ 10,183		$ 10,384		$ 10,581		$ 11,001		$ 11,014		$ 11,127		$ 11,284		$ 11,354		$ 11,588			$ 11,623		$ 11,863		$ 12,140		$ 12,512		$ 12,651		$ 13,376		$ 12,883		$ 12,555		$ 12,604		$ 12,907		$ 12,987		$ 13,470		$ 13,909		$ 13,988		$ 13,032		$ 13,297		$ 12,097		$ 13,066		$ 13,486		$ 13,748		$ 14,304		$ 13,395		$ 14,339		$ 14,545		$ 14,315		$ 14,583		$ 14,899		$ 15,440		$ 15,906		$ 15,899		$ 14,591		$ 12,788		$ 14,428		$ 15,115	$ 15,416	$ 16,285	$ 17,455	$ 16,792	$ 16,346	$ 18,135	$ 18,832	$ 18,642	$ 19,156	$ 19,995	$ 21,062	$ 21,209	$ 21,704	$ 22,220	$ 22,895	$ 21,831	$ 23,360	$ 23,198	$ 24,238	$ 22,984	$ 22,295	$ 23,123	$ 21,107	$ 21,146	$ 19,400	$ 21,189	$ 20,325	$ 18,453	$ 19,947	$ 21,062	$ 19,848	$ 21,095	$ 20,581	$ 21,336	$ 21,669	$ 21,763	$ 23,201	$ 23,947	$ 23,565	$ 22,442	$ 21,970	$ 23,976	$ 25,066	$ 25,487	$ 26,848	$ 27,712	$ 26,580	$ 27,898	$ 28,899	$ 29,251	$ 29,960	$ 30,600	$ 30,322	$ 32,102	$ 31,337	$ 32,210	$ 31,790	$ 29,998	$ 29,795	$ 31,670	$ 33,281	$ 34,028	$ 34,718	$ 35,985	$ 36,827	$ 36,918	$ 36,940	$ 37,476	$ 37,191	$ 35,339	$ 39,047	$ 41,102	$ 40,711	$ 40,685	$ 41,793
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 942,400		$ 1,001,615		$ 977,177		$ 1,013,053		$ 1,028,865		$ 1,033,337		$ 1,101,615		$ 1,137,004		$ 1,118,901		$ 1,065,554		$ 1,043,149			$ 1,138,415		$ 1,190,134		$ 1,210,133		$ 1,274,749		$ 1,315,764		$ 1,262,022		$ 1,324,599		$ 1,372,128		$ 1,388,830		$ 1,422,518		$ 1,452,899		$ 1,439,723		$ 1,524,236		$ 1,487,901		$ 1,529,335		$ 1,509,380		$ 1,424,335		$ 1,414,677		$ 1,503,723		$ 1,580,191		$ 1,615,655		$ 1,648,407		$ 1,708,574		$ 1,748,578		$ 1,752,864		$ 1,753,937		$ 1,779,369		$ 1,765,846		$ 1,677,915		$ 1,853,973		$ 1,951,552		$ 1,932,967		$ 1,931,740		$ 1,984,347